Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Oct. 27, 2017 $ / shares	Dec. 31, 2017 USD ($) Segment $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Description of common stock reverse stock split		The Company effectuated a l-for-2.133 reverse stock split of its outstanding common stock, which was approved by the Company’s board of directors on October 27, 2017.
Common stock reverse stock split, conversion ratio	0.468823254
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Reverse stock split, effective date	Oct. 27, 2017
Number of operating segment | Segment		1
Refundable research and development credit		$ 50,443	$ 408,934	$ (1,313,398)
Revenues on initial stage of product development		0
Expected dividend payments		$ 0
Expected dividend yield		0.00%	0.00%	0.00%
Error Adjustment
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Refundable research and development credit			$ 1,200,000	$ 1,700,000